Risk Management Activities - Schedule of Combined Maximum Credit Risk Exposure (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables
Disclosure of credit risk exposure [line items]
VAT, import duties, prepayments, payroll receivables, derivative contracts and diesel rebates	$ 218.9	$ 165.3
Trade and other receivables | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	161.8	172.5
Asanko deferred and contingent considerations | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50.1	67.9
Other investments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	47.2	46.5
Cash and cash equivalents | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,779.2	860.2
Environmental trust funds | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	140.9	125.2
Royalties - assets held for sale | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 77.5	$ 0.0